Discontinued operations and assets classified as held for sale - Results of Domestic Appliances in millions of EUR (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Discontinued operations and assets classified as held for sale [Line Items]
Revenue		€ 17,156		€ 17,313		€ 17,147
Profit (loss) from operating activities	[1]	553		1,264		1,366
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		737		81		70
Tax expense (income) relating to gain (loss) on discontinuance		743
Profit (loss) from discontinued operations	[2]	2,711	[3],[4]	196	[1],[5]	183	[1],[5]
Discontinued operations [member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations		2,711		196		183
Discontinued operations [member] | Domestic Appliances business group [member]
Discontinued operations and assets classified as held for sale [Line Items]
Revenue		1,516		2,222		2,335
Profit (loss) from operating activities		194		279		280
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued Operations, Expenses		(1,322)		(1,944)		(2,054)
Profit Loss Discontinued Operations, Before Tax		3,435		279		280
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations	[6]	6		(72)		(79)
Tax expense (income) relating to gain (loss) on discontinuance		(743)
Profit (loss) from discontinued operations		€ 2,698		€ 206		€ 202

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[3]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[4]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[6]	The income tax expense from discontinued operations is calculated based on the separate return method, as if Domestic Appliances was filing its own separate tax returns.